Fair value estimate	6 Months Ended
Jun. 30, 2020
Fair value estimate
Fair value estimate

18.Fair value estimate

a) Assets and liabilities measured and recognized at fair value:

	June 30, 2020				December 31, 2019
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Short-term investments	93	—	—	93	826	—	—	826
Derivative financial instruments	—	136	24	160	—	448	24	472
Accounts receivable	—	27	—	27	—	77	—	77
Investments in equity securities	428	—	—	428	726	—	—	726
Total	521	163	24	708	1,552	525	24	2,101

Financial liabilities
Derivative financial instruments	—	1,367	39	1,406	—	281	120	401
Participative stockholders' debentures	—	2,061	—	2,061	—	2,584	—	2,584
Financial guarantees	—	543	—	543	—	525	—	525
Total	—	3,971	39	4,010	—	3,390	120	3,510

There were no transfers between Level 1 and Level 2, or between Level 2 and Level 3 for the six-month period ended June 30, 2020.

The following table presents the changes in Level 3 assets and liabilities for the six-month period ended June 30, 2020:

	Derivative financial instruments
	Financial assets	Financial liabilities
Balance at December 31, 2019	24	120
Gain and losses recognized in income statement	7	(52)
Translation adjustments	(7)	(29)
Balance at June 30, 2020	24	39

Methods and techniques of evaluation

i)	Derivative financial instruments

Derivative financial instruments are evaluated through the use of market curves and prices impacting each instrument at the closing dates, detailed in the item "market curves” (note 25).

For the pricing of options, the Company often uses the Black & Scholes model. In this model, the fair value of the derivative is determined basically as a function of the volatility and the price of the underlying asset, the strike price of the option, the risk-free interest rate and the option maturity. In the case of options where payoff is a function of the average price of the underlying asset over a certain period during the life of the option, the Company uses Turnbull & Wakeman model. In this model, in addition to the factors that influence the option price in the Black-Scholes model, the formation period of the average price is also considered.

In the case of swaps, both the present value of the long and short positions are estimated by discounting their cash flows by the interest rate in the related currency. The fair value is determined by the difference between the present value of the long and short positions of the swap in the reference currency.

For the swaps indexed to TJLP, the calculation of the fair value assumes that TJLP is constant, that is, the projections of future cash flows in Brazilian Reais are made considering the last TJLP disclosed.

Forward and future contracts are priced using the future curves of their corresponding underlying assets. Typically, these curves are obtained on the stock exchanges where these assets are traded, such as the London Metals Exchange (“LME”), the Commodity Exchange (“COMEX”) or other providers of market prices. When there is no price for the desired maturity, Vale uses an interpolation between the available maturities.

The fair value of derivatives within level 3 is estimated using discounted cash flows and option model valuation techniques with unobservable inputs of discount rates, stock prices and commodities prices.

b) Fair value of financial instruments not measured at fair value

The fair values and carrying amounts of loans and borrowings are as follows:

Financial liabilities	Balance	Fair value	Level 1	Level 2
June 30, 2020
Debt principal	16,744	18,107	8,825	9,282
December 31, 2019
Debt principal	12,845	14,584	8,983	5,601

Due to the short-term cycle, the fair value of cash and cash equivalents balances, financial investments, accounts receivable and accounts payable approximate their book values.